Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Innate Pharma SA
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001598599
Current Fiscal Year End Date	--12-31